RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

20.    RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. The royalty fees charged by RMS were RMB133, RMB152 and RMB270 during the years ended December 31, 2015, 2016 and 2017, respectively. The royalty fees charged by RCC were RMB169, RMB60 and RMB20 during the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the royalty payables due to RMS were RMB74 and RMB68, respectively. As of December 31, 2016 and 2017, the royalty payables due to RCC were RMB8 and RMB0.5, respectively.